Share-Based Payment Arrangements	6 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [Abstract]
Share-Based Payment Arrangements	Share-Based Payment Arrangements
The Group had the following share-based payment arrangements: Company Share Option Plan (“CSOP”) Joint Share Ownership Plan (“JSOP”), Long Term Incentive Plan (“LTIP”), 2018 Equity Incentive plan (“EIP”) and 2018 Sharesave Plan (“SAYE”).
During the reporting period, discounted options "Share Success" ("SS") options were granted under the EIP to all eligible employees at the prescribed eligibility date. The SS options are disclosed separately to other awards under the EIP.
The number, weighted-average exercise price and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at July 1, 2021	5,845	34,075	203,326	1,406,877	1,119,953	—
Options granted during the period	—	—	—	254,773	—	504,388
Options exercised during the period	—	—	99,462	467,888	295,643	—
Options forfeited during the period	—	—	—	46,374	27,738	18,577
Options outstanding at December 31, 2021	5,845	34,075	103,864	1,147,388	796,572	485,811

Weighted average exercise price December 31, 2021 - £	0.90	—	—	—	29.02	92.02
Weighted average contractual life December 31, 2021 - years	2	15	3	3	1	6
The fair values were determined using the following inputs and models to the Black-Scholes option pricing model for SAYE grants in 2020 and EIP SS grants in 2021. Other options granted under the Group's equity plans have a nil exercise price, therefore their fair value equals the share price at grant date.

	2021 SS	2020 SAYE
Exercise price	£92.02	£36.63
Risk-free rate	0.59%	0.19%
Expected volatility	45.23%	35.00%
Expected dividends	—	—
Fair value of option	£58.07	£16.38
For the six months ended December 31, 2021, the Group recognised £20.9 million of share-based payment charge in respect of all the Group’s share option schemes (December 31, 2020: £11.9 million).